Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

There is no income tax benefit recognized for the three months ended September 30, 2013 and 2012 and for the nine months ended September 30, 2013 and 2012 due to the Company’s history of net losses combined with an inability to confirm recovery of the tax benefits of the Company’s losses and other net deferred tax assets. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Due to the Company’s history of net losses incurred from inception, no income tax benefit has been recorded and the corresponding deferred tax assets have been fully reserved as the Company cannot sufficiently be assured that these deferred tax assets will be realized.

At September 30, 2013, the Company has loss carryforwards for federal income tax purposes of approximately $235,100 available to offset future taxable income and federal and state research and development tax credits of approximately $6,600, prior to consideration of annual limitations that may be imposed under Section 382. These carryforwards will begin to expire in 2022.

9. Income Taxes

There is no income tax benefit recognized for the years ended December 31, 2012 and 2011 due to the Company’s history of net losses combined with an inability to confirm recovery of the tax benefits of the Company’s losses and other net deferred tax assets. Income tax benefit for the years ended December 31, 2012 and 2011 differed from amounts computed by applying the applicable U.S. federal corporate income tax rate of 34% to loss before income taxes as a result of the following:

	2012	2011

Computed statutory income tax benefit	$(27,837)	$(28,995)
(Increase) reduction in income tax benefit resulting from State income tax benefit, net of federal income taxes	(3,711)	(3,893)
Nondeductible stock based compensation	333	203
Contribution of services by shareholder	527	71
Research and development tax credits	—	(2,515)
Other, net	(238)	477

	(30,926)	(34,652)
Change in valuation allowance for deferred tax assets	30,926	34,652

Total income tax provision	$—	$—

The tax effects of temporary differences that comprise the deferred tax assets and liabilities at December 31 are as follows:

	2012	2011

Deferred tax assets
Equity securities	$4,346	$1,098
Accrued liabilities	1,910	915
Stock-based compensation	363	178
Deferred revenue	22,684	6,546
Research and development tax credits	5,848	5,556
Net operating loss carryforwards	80,159	70,679

Total deferred tax assets	115,310	84,972
Less: Valuation allowance	113,051	82,125

Net deferred tax assets	2,259	2,847

Deferred tax liabilities
Property and equipment	478	406
Intangible assets	1,781	2,441

Total deferred tax liabilities	2,259	2,847

Net deferred tax assets (liabilities)	$—	$—

Activity within the valuation allowance for deferred tax assets during the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Valuation allowance at beginning of year	$82,125	$52,036

(Decrease) increase in valuation allowance as a result of
Mergers and acquisitions, net	—	(4,563)
Current year operations	30,926	34,652

Valuation allowance at end of year	$113,051	$82,125

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Due to the Company’s history of net losses incurred from inception, no income tax benefit has been recorded and the corresponding deferred tax assets have been fully reserved as the Company cannot sufficiently be assured that these deferred tax assets will be realized in accordance with the provisions of ASC 740. The components of the deferred tax assets and liabilities as of the date of the mergers and acquisitions by the Company prior to consideration of the valuation allowance are substantially similar to the components of deferred tax assets presented herein.

The American Taxpayer Relief Act of 2012, which retroactively reinstated the federal research and development tax credit for 2012, was not enacted into law until January 2013. Therefore, the deferred tax asset and corresponding increase in the valuation allowance for the amount of the tax credit generated in 2012 will not be reflected until 2013 for financial statement purposes.

The Company’s past issuances of stock and mergers and acquisitions have resulted in ownership changes as defined in Section 382 of the Internal Revenue Code of 1986. As a result, utilization of portions of the net operating losses may be subject to annual limitations. As of December 31, 2012, approximately $16,400 of the Company’s net operating losses generated prior to 2008 are limited by Section 382 to annual usage limits of approximately $1,500. As of December 31, 2012, approximately $14,800 of the Company’s net operating losses were inherited via acquisition and are limited based on the value of the target at the time of the transaction.

At December 31, 2012, the Company has loss carryforwards for federal income tax purposes of approximately $207,000 available to offset future taxable income and federal and state research and development tax credits of $5,848, prior to consideration of annual limitations that may be imposed under Section 382. These carryforwards will begin to expire in 2022.

The Company applies provisions related to the accounting for uncertain income tax positions in ASC 740-10. The Company does not have material unrecognized tax benefits as of December 31, 2012. The Company does not anticipate significant changes in the amount of unrecognized tax benefits in the next 12 months. The Company’s tax returns for years 2004 and forward are subject to examination by federal or state tax authorities due to the carryforward of unutilized net operating losses and research and development tax credits.